Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Commitments
Commitments - Future minimum lease revenues receivable under non-cancellable operating leases
	2024	2023
Within one year	19,316	8,060
Total	19,316	8,060

Commitments - Future minimum contractual obligations
	Olympia Shipholding S.A.	Thalia Shipholding S.A.	Total
January 1, 2025 to December 31, 2025	3,760	3,760	7,520
January 1, 2026 to December 31, 2026	26,530	26,530	53,060
Total	30,290	30,290	60,580